Average Annual Total Returns - Target Retirement 2060 Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years		None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years		None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years		S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes) 1 Year	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes) 5 Years	S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years
Total	10.17%	9.34%	7.53%	[1]	8.87%	8.03%	6.49%	[1]	6.79%	7.07%	5.75%	[1]	13.99%			16.25%	12.26%	9.13%

[1]	The inception date of the Fund is July 12, 2013.